Acquisitions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Net profit achieved	$ 2,200,000	$ 3,670,000	$ 5,880,000